UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Ultra Short Duration Income Fund
Class A [PSDTX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$21	0.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$12,587,329,162
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-STSA-0326

Putnam Ultra Short Duration Income Fund
Class C [PSDLX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$41	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$12,587,329,162
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-STSC-0326

Putnam Ultra Short Duration Income Fund
Class N [PSDNX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class N	$29	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$12,587,329,162
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-STSN-0326

Putnam Ultra Short Duration Income Fund
Class R [PSDRX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$41	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$12,587,329,162
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-STSR-0326

Putnam Ultra Short Duration Income Fund
Class R6 [PSDQX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$15	0.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$12,587,329,162
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-STSR6-0326

Putnam Ultra Short Duration Income Fund
Class Y [PSDYX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$16	0.31%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$12,587,329,162
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-STSY-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Ultra Short Duration
Income Fund
Financial Statements and Other Important Information
Semi-Annual | January 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 28
Notes to Financial Statements 32
Changes In and Disagreements with Accountants 42
Results of Meeting(s) of Shareholders 42
Remuneration Paid to Directors, Officers and Others 42
Board Approval of Management and Subadvisory Agreements 42

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.13 $10.11 $10.04 $9.98 $10.08 $10.08
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.48 0.52 0.39 0.05 0.04
Net realized and unrealized gains (losses) 0.01 0.03 0.07 0.06 (0.10) —
c
Total from investment operations ........ 0.23 0.51 0.59 0.45 (0.05) 0.04
Less distributions from:
Net investment income .............. (0.22) (0.49) (0.52) (0.39) (0.05) (0.04)
Net asset value, end of period .......... $10.14 $10.13 $10.11 $10.04 $9.98 $10.08
Total return
d
....................... 2.33% 5.12% 6.05% 4.61% (0.49)% 0.36%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.42% 0.47% 0.48% 0.49% 0.46% 0.46%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.41% 0.41% 0.42% 0.42% 0.40% 0.40%
Net investment income ............... 4.31% 4.78% 5.18% 3.80% 0.46% 0.37%
Supplemental data
Net assets, end of period (000’s) ........ $3,661,030 $3,329,237 $2,917,381 $3,042,385 $4,297,725 $6,611,459
Portfolio turnover rate ................ 24% 61% 59% 35% 48% 63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.12 $10.10 $10.02 $9.97 $10.07 $10.07
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.44 0.48 0.35 0.02 —
c
Net realized and unrealized gains (losses) 0.01 0.02 0.08 0.05 (0.10) —
c
Total from investment operations ........ 0.21 0.46 0.56 0.40 (0.08) —
c
Less distributions from:
Net investment income .............. (0.20) (0.44) (0.48) (0.35) (0.02) (—)
c
Net asset value, end of period .......... $10.13 $10.12 $10.10 $10.02 $9.97 $10.07
Total return
d
....................... 2.13% 4.70% 5.73% 4.09% (0.78)% 0.02%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.87% 0.88% 0.89% 0.86% 0.86%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.81% 0.82% 0.82% 0.82% 0.68% 0.75%
Net investment income ............... 3.90% 4.38% 4.78% 3.43% 0.20% 0.02%
Supplemental data
Net assets, end of period (000’s) ........ $17,602 $13,672 $11,476 $11,341 $15,421 $22,031
Portfolio turnover rate ................ 24% 61% 59% 35% 48% 63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class N
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.12 $10.10 $10.02 $9.97 $10.07 $10.07
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.47 0.51 0.38 0.04 0.02
Net realized and unrealized gains (losses) 0.02 0.02 0.08 0.05 (0.10) —
c
Total from investment operations ........ 0.23 0.49 0.59 0.43 (0.06) 0.02
Less distributions from:
Net investment income .............. (0.22) (0.47) (0.51) (0.38) (0.04) (0.02)
Net asset value, end of period .......... $10.13 $10.12 $10.10 $10.02 $9.97 $10.07
Total return
d
....................... 2.25% 4.96% 5.99% 4.34% (0.64)% 0.21%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.62% 0.63% 0.64% 0.61% 0.61%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.56% 0.57% 0.57% 0.57% 0.55% 0.55%
Net investment income ............... 4.15% 4.63% 5.03% 3.84% 0.30% 0.22%
Supplemental data
Net assets, end of period (000’s) ........ $15,604 $8,264 $8,916 $10,828 $7,791 $14,369
Portfolio turnover rate ................ 24% 61% 59% 35% 48% 63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.11 $10.10 $10.02 $9.97 $10.07 $10.07
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.44 0.48 0.35 0.02 —
c
Net realized and unrealized gains (losses) 0.02 0.01 0.08 0.05 (0.10) —
c
Total from investment operations ........ 0.22 0.45 0.56 0.40 (0.08) —
c
Less distributions from:
Net investment income .............. (0.20) (0.44) (0.48) (0.35) (0.02) (—)
c
Net asset value, end of period .......... $10.13 $10.11 $10.10 $10.02 $9.97 $10.07
Total return
d
....................... 2.23% 4.60% 5.73% 4.09% (0.78)% 0.02%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.87% 0.88% 0.89% 0.86% 0.86%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.81% 0.82% 0.82% 0.82% 0.69% 0.75%
Net investment income ............... 3.89% 4.38% 4.77% 3.46% 0.24% 0.02%
Supplemental data
Net assets, end of period (000’s) ........ $3,920 $3,805 $3,381 $4,509 $5,240 $4,207
Portfolio turnover rate ................ 24% 61% 59% 35% 48% 63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Toal return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.14 $10.13 $10.05 $10.00 $10.10 $10.09
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.50 0.54 0.40 0.06 0.05
Net realized and unrealized gains (losses) 0.03 0.01 0.08 0.05 (0.10) 0.01
Total from investment operations ........ 0.25 0.51 0.62 0.45 (0.04) 0.06
Less distributions from:
Net investment income .............. (0.23) (0.50) (0.54) (0.40) (0.06) (0.05)
Net asset value, end of period .......... $10.16 $10.14 $10.13 $10.05 $10.00 $10.10
Total return
c
....................... 2.49% 5.15% 6.29% 4.64% (0.37)% 0.57%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.30% 0.33% 0.35% 0.36% 0.35% 0.35%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.29% 0.29% 0.29% 0.29% 0.29% 0.29%
Net investment income ............... 4.39% 4.91% 5.31% 4.25% 0.69% 0.46%
Supplemental data
Net assets, end of period (000’s) ........ $2,279,090 $1,028,506 $484,884 $513,428 $177,358 $121,669
Portfolio turnover rate ................ 24% 61% 59% 35% 48% 63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Toal return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.14 $10.12 $10.05 $9.99 $10.09 $10.09
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.49 0.53 0.40 0.06 0.05
Net realized and unrealized gains (losses) 0.01 0.03 0.07 0.06 (0.10) —
c
Total from investment operations ........ 0.24 0.52 0.60 0.46 (0.04) 0.05
Less distributions from:
Net investment income .............. (0.23) (0.50) (0.53) (0.40) (0.06) (0.05)
Net asset value, end of period .......... $10.15 $10.14 $10.12 $10.05 $9.99 $10.09
Total return
d
....................... 2.38% 5.22% 6.15% 4.71% (0.39)% 0.46%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.32% 0.37% 0.38% 0.39% 0.36% 0.36%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.31% 0.31% 0.32% 0.32% 0.30% 0.30%
Net investment income ............... 4.40% 4.88% 5.27% 3.97% 0.60% 0.46%
Supplemental data
Net assets, end of period (000’s) ........ $6,610,084 $6,552,848 $6,214,408 $7,097,143 $8,130,742 $8,944,133
Portfolio turnover rate ................ 24% 61% 59% 35% 48% 63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Toal return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments (unaudited), January 31, 2026
Putnam Ultra Short Duration Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 81.0%
Aerospace & Defense 1.4%
a
BAE Systems plc , Senior Note , 144A, 5% , 3/26/27 .......... United Kingdom 13,395,000 $ 13,554,931
Boeing Co. (The) ,
Senior Bond, 2.25%, 6/15/26 ......................... United States 16,003,000 15,892,446
Senior Note, 2.196%, 2/04/26 ........................ United States 61,036,000 61,025,639
Senior Note, 3.1%, 5/01/26 .......................... United States 33,572,000 33,492,694
Senior Note, 2.7%, 2/01/27 .......................... United States 19,741,000 19,508,385
Senior Note, 5.04%, 5/01/27 ......................... United States 18,502,000 18,701,610
RTX Corp. , Senior Note , 5% , 2/27/26 ....................
United States 14,820,000 14,823,364
176,999,069
Automobiles 3.8%
a
BMW US Capital LLC ,
b
Senior Note, 144A, FRN, 4.471%, (SOFR Index + 0.8%),
8/13/26 ......................................... Germany 14,079,000 14,122,628
Senior Note, 144A, 4.65%, 3/19/27 .................... Germany 27,726,000 27,951,260
b
Senior Note, 144A, FRN, 4.591%, (SOFR Index + 0.92%),
8/13/27 ......................................... Germany 36,601,000 36,828,078
b
Senior Note, 144A, FRN, 4.595%, (SOFR Index + 0.92%),
3/21/28 ......................................... Germany 46,685,000 47,034,291
a
Hyundai Capital America ,
Senior Note, 144A, 1.65%, 9/17/26 .................... United States 13,546,000 13,358,031
b
Senior Note, 144A, FRN, 4.706%, (SOFR + 1.04%), 3/19/27 . United States 30,094,000 30,214,865
Senior Note, 144A, 5.3%, 3/19/27 ..................... United States 32,399,000 32,853,885
Senior Note, 144A, 4.85%, 3/25/27 .................... United States 9,811,000 9,900,591
b
Senior Note, 144A, FRN, 4.704%, (SOFR + 1.04%), 6/24/27 . United States 37,824,000 38,037,275
b
Senior Note, 144A, FRN, 4.694%, (SOFR + 1.03%), 9/24/27 . United States 23,376,000 23,486,152
a
Mercedes-Benz Finance North America LLC ,
Senior Note, 144A, 4.8%, 11/13/26 .................... Germany 36,948,000 37,221,177
b
Senior Note, 144A, FRN, 4.431%, (SOFR + 0.78%), 4/01/27 . Germany 22,730,000 22,823,549
Senior Note, 144A, 4.75%, 8/01/27 .................... Germany 14,112,000 14,293,673
Senior Note, 144A, 4.75%, 3/31/28 .................... Germany 22,730,000 23,084,364
a
Volkswagen Group of America Finance LLC ,
b
Senior Note, 144A, FRN, 4.505%, (SOFR + 0.83%), 3/20/26 . Germany 47,860,000 47,883,066
Senior Note, 144A, 4.9%, 8/14/26 ..................... Germany 26,980,000 27,103,911
Senior Note, 144A, 4.45%, 9/11/27 .................... Germany 19,210,000 19,278,225
465,475,021
Banks 36.9%
a
ABN AMRO Bank NV ,
b
Senior Non-Preferred Note, 144A, FRN, 5.446%, (SOFR Index
+ 1.78%), 9/18/27 ................................. Netherlands 9,300,000 9,377,380
Senior Non-Preferred Note, 144A, 6.339% to 9/17/26, FRN
thereafter, 9/18/27 ................................. Netherlands 44,220,000 44,836,338
Senior Non-Preferred Note, 144A, 4.988% to 12/02/27, FRN
thereafter, 12/03/28 ................................ Netherlands 42,189,000 42,902,179
b
Senior Preferred Note, 144A, FRN, 4.409%, (SOFR Index +
0.75%), 7/07/28 .................................. Netherlands 22,340,000 22,449,424
a,b
ANZ New Zealand Int'l Ltd. , Senior Note , 144A, FRN , 4.263% ,
( SOFR + 0.61% ), 1/22/29 ............................ New Zealand 25,885,000 25,919,687
a
Australia & New Zealand Banking Group Ltd. ,
b
Senior Note, 144A, FRN, 4.336%, (SOFR + 0.68%), 7/16/27 . Australia 36,314,000 36,511,114
b
Senior Note, 144A, FRN, 4.322%, (SOFR + 0.65%), 9/30/27 . Australia 29,090,000 29,209,956
b
Senior Note, 144A, FRN, 4.286%, (SOFR + 0.62%), 6/18/28 . Australia 28,125,000 28,255,973
b
Senior Note, 144A, FRN, 4.27%, ( SOFR + 0.59%), 12/08/28 . Australia 10,430,000 10,465,324
Sub. Bond, 144A, 4.4%, 5/19/26 ...................... Australia 34,697,000 34,742,690
Banco Bilbao Vizcaya Argentaria SA , Senior Non-Preferred Note ,
6.138% to 9/13/27, FRN thereafter , 9/14/28 .............. Spain 28,638,000 29,627,267

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Banco Santander SA ,
Senior Non-Preferred Note, 5.552% to 3/13/27, FRN thereafter,
3/14/28 ......................................... Spain 23,850,000 $ 24,234,925
Senior Preferred Note, 6.527% to 11/06/26, FRN thereafter,
11/07/27 ........................................ Spain 25,668,000 26,148,815
b
Senior Preferred Note, FRN, 4.776%, (SOFR + 1.12%),
7/15/28 ......................................... Spain 37,800,000 38,027,501
Bank of America Corp. ,
b
Senior Note, FRN, 4.744%, (SOFR + 1.05%), 2/04/28 ...... United States 14,431,000 14,513,390
b
Senior Note, FRN, 4.481%, (SOFR + 0.83%), 1/24/29 ...... United States 47,787,000 47,980,207
b
Senior Note, FRN, 4.791%, (SOFR + 1.11%), 5/09/29 ...... United States 27,300,000 27,557,982
Sub. Bond, 4.25%, 10/22/26 ......................... United States 8,735,000 8,756,306
Bank of America NA , Senior Note , 5.526% , 8/18/26 ..........
United States 11,626,000 11,717,595
Bank of Montreal ,
b
Senior Note, FRN, 4.55%, (SOFR Index + 0.88%), 9/10/27 .. Canada 52,226,000 52,363,953
b
Senior Note, FRN, 4.425%, (SOFR Index + 0.75%), 9/22/28 . Canada 49,550,000 49,645,510
b
Senior Note, FRN, 4.521%, (SOFR + 1.72%), 1/27/29 ...... Canada 42,179,000 42,333,083
J, Senior Note, 4.1% to 12/14/26, FRN thereafter, 12/15/27 .. Canada 21,775,000 21,806,133
b
Bank of Nova Scotia (The) ,
Senior Note, FRN, 4.452%, (SOFR Index + 0.78%), 6/04/27 . Canada 37,930,000 38,110,961
Senior Note, FRN, 4.68%, (SOFR + 1%), 9/08/28 ......... Canada 37,442,000 37,644,609
Senior Note, FRN, 4.57%, (SOFR + 0.89%), 2/14/29 ....... Canada 27,545,000 27,601,343
c
Senior Note, FRN, 4.397%, (SOFR + 0.73%), 2/02/30 ...... Canada 26,030,000 26,045,412
I, Senior Note, FRN, 4.438%, (SOFR + 0.76%), 9/15/28 .... Canada 26,540,000 26,567,991
a
Banque Federative du Credit Mutuel SA ,
Senior Preferred Note, 144A, 5.896%, 7/13/26 ........... France 23,865,000 24,079,772
Senior Preferred Note, 144A, 5.088%, 1/23/27 ........... France 6,705,000 6,785,453
b
Senior Preferred Note, 144A, FRN, 4.759%, (SOFR Index +
1.07%), 2/16/28 .................................. France 43,971,000 44,269,567
Senior Preferred Note, 144A, 4.591%, 10/16/28 ........... France 20,026,000 20,258,528
b
Senior Preferred Note, 144A, FRN, 4.646%, (SOFR + 0.99%),
10/16/28 ........................................ France 26,682,000 26,837,429
Barclays plc ,
Senior Note, 5.829% to 5/08/26, FRN thereafter, 5/09/27 .... United Kingdom 34,275,000 34,431,680
Senior Note, 6.496% to 9/12/26, FRN thereafter, 9/13/27 .... United Kingdom 30,870,000 31,316,449
b
Senior Note, FRN, 5.159%, (SOFR + 2.98%), 3/12/28 ...... United Kingdom 15,749,000 15,902,380
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 .... United Kingdom 31,151,000 31,811,560
a
BNP Paribas SA ,
Senior Non-Preferred Bond, 144A, 3.5%, 11/16/27 ........ France 53,803,000 53,278,447
Senior Non-Preferred Bond, 144A, 4.4%, 8/14/28 ......... France 5,735,000 5,764,167
b
Senior Non-Preferred Note, 144A, FRN, 5.122%, (SOFR +
1.43%), 5/09/29 .................................. France 44,985,000 45,466,220
Senior Preferred Note, 144A, 5.125% to 1/12/28, FRN
thereafter, 1/13/29 ................................. France 13,800,000 14,054,839
a
BPCE SA ,
Senior Non-Preferred Bond, 144A, 3.5%, 10/23/27 ........ France 42,433,000 42,026,439
b
Senior Non-Preferred Note, 144A, FRN, 5.644%, (SOFR Index
+ 1.98%), 10/19/27 ................................ France 11,255,000 11,363,730
Senior Non-Preferred Note, 144A, 6.612% to 10/18/26, FRN
thereafter, 10/19/27 ................................ France 28,110,000 28,606,825
Senior Non-Preferred Note, 144A, 6.714% to 10/18/28, FRN
thereafter, 10/19/29 ................................ France 3,863,000 4,095,110
a
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 6.684% to 9/12/26, FRN
thereafter, 9/13/27 ................................. Spain 59,860,000 60,805,577

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
a
CaixaBank SA, (continued)
Senior Non-Preferred Note, 144A, 6.208% to 1/17/28, FRN
thereafter, 1/18/29 ................................. Spain 44,427,000 $ 46,142,576
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 57,915,000 58,537,647
Canadian Imperial Bank of Commerce ,
Senior Note, 5.926%, 10/02/26 ....................... Canada 31,583,000 32,022,826
b
Senior Note, FRN, 4.612%, (SOFR + 0.94%), 6/28/27 ...... Canada 32,980,000 33,250,665
Senior Note, 4.508% to 9/10/26, FRN thereafter, 9/11/27 .... Canada 11,700,000 11,737,538
b
Senior Note, FRN, 4.599%, (SOFR Index + 0.93%), 9/11/27 . Canada 37,442,000 37,555,623
b
Senior Note, FRN, 4.702%, (SOFR + 1.03%), 3/30/29 ...... Canada 36,270,000 36,488,125
Citibank NA , Senior Note , 4.876% to 11/18/26, FRN thereafter ,
11/19/27 ........................................ United States 33,962,000 34,204,984
b
Citigroup, Inc. ,
Senior Note, FRN, 4.448%, (SOFR + 0.77%), 6/09/27 ...... United States 26,360,000 26,391,008
Senior Note, FRN, 4.825%, (SOFR + 1.143%), 5/07/28 ..... United States 28,535,000 28,725,784
Senior Note, FRN, 4.541%, (SOFR + 0.87%), 3/04/29 ...... United States 58,488,000 58,628,125
a,b
Commonwealth Bank of Australia ,
Senior Note, 144A, FRN, 4.124%, (SOFR + 0.46%), 11/27/26 Australia 36,945,000 37,072,721
Senior Note, 144A, FRN, 4.318%, (SOFR + 0.64%), 3/14/28 . Australia 24,908,000 25,032,881
Cooperatieve Rabobank UA ,
Senior Bond, 3.75%, 7/21/26 ......................... Netherlands 43,023,000 42,962,511
a
Senior Non-Preferred Note, 144A, 3.649% to 4/05/27, FRN
thereafter, 4/06/28 ................................. Netherlands 33,817,000 33,683,803
b
Senior Preferred Note, FRN, 4.284%, (SOFR Index + 0.62%),
8/28/26 ......................................... Netherlands 18,730,000 18,771,155
b
Senior Preferred Note, FRN, 4.254%, (SOFR + 0.59%),
5/27/27 ......................................... Netherlands 18,025,000 18,096,259
b
Senior Preferred Note, FRN, 4.066%, (SOFR + 0.41%),
1/14/28 ......................................... Netherlands 17,385,000 17,400,182
Senior Preferred Note, 4.883%, 1/21/28 ................ Netherlands 18,165,000 18,575,962
a
Credit Agricole SA ,
Senior Non-Preferred Note, 144A, 4.631% to 9/10/27, FRN
thereafter, 9/11/28 ................................. France 47,688,000 48,059,281
b
Senior Non-Preferred Note, 144A, FRN, 4.879%, (SOFR +
1.21%), 9/11/28 ................................... France 17,672,000 17,800,052
Senior Preferred Note, 144A, 5.589%, 7/05/26 ........... France 33,415,000 33,654,080
b
Senior Preferred Note, 144A, FRN, 4.539%, (SOFR + 0.87%),
3/11/27 ......................................... France 2,750,000 2,762,405
Senior Preferred Note, 144A, 5.134%, 3/11/27 ............ France 33,674,000 34,122,322
a
Danske Bank A/S ,
Senior Non-Preferred Bond, 144A, 4.375%, 6/12/28 ....... Denmark 25,156,000 25,318,729
Senior Non-Preferred Note, 144A, 4.298% to 3/31/27, FRN
thereafter, 4/01/28 ................................. Denmark 44,240,000 44,376,419
Senior Preferred Note, 144A, 5.427% to 2/28/27, FRN
thereafter, 3/01/28 ................................. Denmark 45,505,000 46,172,386
Fifth Third Bancorp , Senior Note , 6.361% to 10/26/27, FRN
thereafter , 10/27/28 ................................ United States 8,607,000 8,937,555
Fifth Third Bank NA ,
b
Senior Note, FRN, 4.461%, (SOFR + 0.81%), 1/28/28 ...... United States 20,900,000 20,944,904
Senior Note, 4.967% to 1/27/27, FRN thereafter, 1/28/28 .... United States 17,664,000 17,820,023
Huntington Bancshares, Inc. , Senior Note , 4.443% to 8/03/27,
FRN thereafter , 8/04/28 ............................. United States 7,315,000 7,358,916
Huntington National Bank (The) ,
b
Senior Note, FRN, 4.387%, (SOFR + 0.72%), 4/12/28 ...... United States 45,485,000 45,525,981
Senior Note, 4.871% to 4/11/27, FRN thereafter, 4/12/28 .... United States 11,275,000 11,374,864

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
ING Groep NV ,
Senior Bond, 3.95%, 3/29/27 ......................... Netherlands 5,000,000 $ 5,003,852
b
Senior Note, FRN, 4.661%, (SOFR Index + 2.02%), 4/01/27 . Netherlands 10,454,000 10,465,266
b
Senior Note, FRN, 5.229%, (SOFR Index + 1.56%), 9/11/27 . Netherlands 41,064,000 41,348,373
Senior Note, 6.083% to 9/10/26, FRN thereafter, 9/11/27 .... Netherlands 22,169,000 22,442,506
b
Senior Note, FRN, 4.663%, (SOFR Index + 2.02%), 3/25/29 . Netherlands 46,805,000 46,964,420
Senior Note, 4.858% to 3/24/28, FRN thereafter, 3/25/29 .... Netherlands 10,000,000 10,161,694
a
Intesa Sanpaolo SpA , Senior Preferred Bond , 144A, 3.875% ,
1/12/28 ......................................... Italy 8,705,000 8,661,339
JPMorgan Chase & Co. ,
b
Senior Note, FRN, 4.573%, (SOFR + 0.92%), 4/22/28 ...... United States 19,779,000 19,894,243
Senior Note, 5.571% to 4/21/27, FRN thereafter, 4/22/28 .... United States 35,522,000 36,198,247
Senior Note, 4.505% to 10/21/27, FRN thereafter, 10/22/28 .. United States 35,384,000 35,722,494
b
Senior Note, FRN, 4.513%, (SOFR + 0.86%), 10/22/28 ..... United States 25,379,000 25,486,139
b
Senior Note, FRN, 4.462%, (SOFR + 0.8%), 1/24/29 ....... United States 39,824,000 39,961,572
Lloyds Banking Group plc ,
b
Senior Note, FRN, 5.243%, ( SOFR Index + 1.56%), 8/07/27 . United Kingdom 17,173,000 17,280,103
Senior Note, 5.985% to 8/06/26, FRN thereafter, 8/07/27 .... United Kingdom 29,107,000 29,397,329
Senior Note, 5.462% to 1/04/27, FRN thereafter, 1/05/28 .... United Kingdom 30,443,000 30,842,224
b
Senior Note, FRN, 4.735%, (SOFR Index + 1.06%), 11/26/28 United Kingdom 8,775,000 8,831,414
Senior Note, 5.087% to 11/25/27, FRN thereafter, 11/26/28 .. United Kingdom 19,928,000 20,294,599
b
Senior Note, FRN, 4.728%, (SOFR Index + 1.06%), 6/13/29 . United Kingdom 18,045,000 18,158,799
Senior Note, 4.818% to 6/12/28, FRN thereafter, 6/13/29 .... United Kingdom 13,085,000 13,300,959
Mitsubishi UFJ Financial Group, Inc. ,
Senior Note, 4.08% to 4/18/27, FRN thereafter, 4/19/28 ..... Japan 9,185,000 9,196,229
Senior Note, 5.017% to 7/19/27, FRN thereafter, 7/20/28 .... Japan 32,970,000 33,468,796
b
Morgan Stanley Bank NA ,
Senior Note, FRN, 4.596%, (SOFR + 0.94%), 7/14/28 ...... United States 37,728,000 38,000,881
Senior Note, FRN, 4.567%, (SOFR + 0.9%), 1/12/29 ....... United States 13,738,000 13,801,517
National Australia Bank Ltd. ,
Senior Note, 3.85%, 12/13/28 ........................ Australia 26,045,000 26,060,510
a,b
Senior Note, 144A, FRN, 4.289%, (SOFR + 0.62%), 6/11/27 . Australia 18,673,000 18,750,377
a,b
Senior Note, 144A, FRN, 4.261%, (SOFR + 0.6%), 10/26/27 . Australia 22,921,000 23,031,133
a,b
Senior Note, 144A, FRN, 4.18%, (SOFR + 0.5%), 3/06/28 ... Australia 13,000,000 13,022,145
a,b
Senior Note, 144A, FRN, 4.328%, (SOFR + 0.65%), 6/13/28 . Australia 27,030,000 27,180,124
a,b
Senior Note, 144A, FRN, 4.197%, (SOFR + 0.53%), 12/13/28 Australia 25,825,000 25,851,144
National Bank of Canada ,
Senior Note, 4.702% to 3/04/26, FRN thereafter, 3/05/27 .... Canada 27,300,000 27,316,635
b
Senior Note, FRN, 4.681%, ( SOFR Index + 1.03%), 7/02/27 . Canada 18,800,000 18,842,440
Senior Note, 5.6% to 7/01/26, FRN thereafter, 7/02/27 ...... Canada 29,674,000 29,866,638
Senior Note, 4.166% to 1/19/28, FRN thereafter, 1/20/29 .... Canada 30,405,000 30,480,207
b
Senior Note, FRN, 4.434%, (SOFR + 0.77%), 1/20/29 ...... Canada 21,715,000 21,757,569
NatWest Group plc ,
Senior Note, 5.847% to 3/01/26, FRN thereafter, 3/02/27 .... United Kingdom 33,439,000 33,485,246
b
Senior Note, FRN, 4.903%, (SOFR + 1.25%), 3/01/28 ...... United Kingdom 44,560,000 44,707,439
Senior Note, 5.583% to 2/28/27, FRN thereafter, 3/01/28 .... United Kingdom 20,520,000 20,871,533
b
Senior Note, FRN, 4.786%, (SOFR + 1.1%), 5/23/29 ....... United Kingdom 13,505,000 13,599,230
a,b
Nordea Bank Abp ,
Senior Preferred Note, 144A, FRN, 4.406%, (SOFR + 0.74%),
3/19/27 ......................................... Finland 14,242,000 14,298,085
Senior Preferred Note, 144A, FRN, 4.367%, (SOFR + 0.7%),
3/17/28 ......................................... Finland 22,760,000 22,883,493
PNC Bank NA ,
b
Senior Note, FRN, 4.394%, (SOFR + 0.73%), 7/21/28 ...... United States 10,295,000 10,322,732
Senior Note, 4.429% to 7/20/27, FRN thereafter, 7/21/28 .... United States 11,865,000 11,948,981

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
PNC Financial Services Group, Inc. (The) ,
Senior Note, 5.102% to 7/22/26, FRN thereafter, 7/23/27 .... United States 19,988,000 $ 20,096,192
Senior Note, 4.075% to 1/25/28, FRN thereafter, 1/26/29 .... United States 30,340,000 30,389,889
b
Senior Note, FRN, 4.282%, (SOFR + 0.62%), 1/26/29 ...... United States 26,005,000 26,051,365
b
Royal Bank of Canada ,
Senior Note, FRN, 4.443%, (SOFR Index + 0.79%), 7/23/27 . Canada 42,037,000 42,095,172
Senior Note, FRN, 4.384%, ( SOFR Index + 1.44%), 10/18/27 Canada 26,740,000 26,828,079
Senior Note, FRN, 4.492%, (SOFR Index + 0.83%), 1/24/29 . Canada 36,742,000 36,829,203
1, Senior Note, FRN, 4.395%, (SOFR + 0.7%), 11/03/28 .... Canada 34,742,000 34,782,813
Santander UK Group Holdings plc , Senior Note , 6.534% to
1/09/28, FRN thereafter , 1/10/29 ...................... United Kingdom 42,000,000 43,855,796
a
Skandinaviska Enskilda Banken AB ,
b
Senior Preferred Note, 144A, FRN, 4.562%, (SOFR + 1.78%),
3/05/27 ......................................... Sweden 12,268,000 12,339,558
Senior Preferred Note, 144A, 5.125%, 3/05/27 ........... Sweden 23,865,000 24,206,896
b
Senior Preferred Note, 144A, FRN, 4.433%, (SOFR + 0.75%),
6/02/28 ......................................... Sweden 36,045,000 36,226,454
a
Societe Generale SA ,
Senior Non-Preferred Bond, 144A, 4%, 1/12/27 ........... France 19,733,000 19,724,204
b
Senior Non-Preferred Note, 144A, FRN, 4.778%, (SOFR +
1.1%), 2/19/27 ................................... France 21,460,000 21,565,014
Senior Non-Preferred Note, 144A, 5.25%, 2/19/27 ......... France 51,030,000 51,640,435
Sumitomo Mitsui Financial Group, Inc. ,
Senior Note, 1.402%, 9/17/26 ........................ Japan 15,987,000 15,754,457
Senior Note, 5.52%, 1/13/28 ......................... Japan 37,249,000 38,379,312
Senior Note, 4.108%, 1/15/29 ........................ Japan 13,055,000 13,060,414
b
Senior Note, FRN, 4.416%, (SOFR + 0.76%), 1/15/29 ...... Japan 17,480,000 17,502,156
a
Sumitomo Mitsui Trust Bank Ltd. ,
Senior Note, 144A, 5.65%, 9/14/26 .................... Japan 9,670,000 9,770,712
Senior Note, 144A, 5.2%, 3/07/27 ..................... Japan 14,741,000 14,953,193
b
Senior Note, 144A, FRN, 4.65%, (SOFR + 0.98%), 9/10/27 .. Japan 37,899,000 38,263,429
b
Senior Note, 144A, FRN, 4.419%, (SOFR + 0.75%), 9/11/28 . Japan 27,750,000 27,864,438
a,b
Svenska Handelsbanken AB ,
Senior Preferred Note, 144A, FRN, 4.324%, (SOFR + 1.32%),
5/28/27 ......................................... Sweden 23,375,000 23,467,435
Senior Preferred Note, 144A, FRN, 4.426%, (SOFR + 0.74%),
5/23/28 ......................................... Sweden 31,545,000 31,727,498
a
Swedbank AB ,
Senior Non-Preferred Note, 144A, 6.136%, 9/12/26 ........ Sweden 26,255,000 26,601,954
Senior Non-Preferred Note, 144A, 5.337%, 9/20/27 ........ Sweden 34,707,000 35,481,405
Toronto-Dominion Bank (The) ,
Senior Note, 5.532%, 7/17/26 ........................ Canada 19,115,000 19,261,558
Senior Note, 5.264%, 12/11/26 ....................... Canada 5,030,000 5,092,360
b
Senior Note, FRN, 4.287%, (SOFR + 0.62%), 12/17/26 ..... Canada 32,380,000 32,481,174
b
Senior Note, FRN, 4.47%, (SOFR + 0.82%), 1/31/28 ....... Canada 34,032,000 34,224,631
Senior Note, 5.523%, 7/17/28 ........................ Canada 17,710,000 18,352,741
b
Senior Note, FRN, 4.417%, (SOFR + 0.75%), 10/13/28 ..... Canada 35,041,000 35,136,455
b
F, Senior Note, FRN, 4.247%, (SOFR + 0.58%), 1/13/28 .... Canada 22,285,000 22,321,762
Truist Bank ,
Senior Note, 4.671% to 5/19/26, FRN thereafter, 5/20/27 .... United States 45,853,000 45,930,533
Senior Note, 4.42% to 7/23/27, FRN thereafter, 7/24/28 ..... United States 27,707,000 27,866,320
b
Senior Note, FRN, 4.432%, (SOFR + 0.77%), 7/24/28 ...... United States 33,354,000 33,467,217
Truist Financial Corp. , Senior Note , 6.047% to 6/07/26, FRN
thereafter , 6/08/27 ................................. United States 29,472,000 29,676,753
US Bank NA ,
b
Senior Note, FRN, 4.343%, (SOFR + 0.69%), 10/22/27 ..... United States 10,550,000 10,558,757

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
US Bank NA, (continued)
Senior Note, 4.507% to 10/21/26, FRN thereafter, 10/22/27 .. United States 47,828,000 $ 48,032,130
b
Senior Note, FRN, 4.599%, (SOFR + 0.91%), 5/15/28 ...... United States 22,440,000 22,557,333
Senior Note, 4.73% to 5/14/27, FRN thereafter, 5/15/28 ..... United States 27,850,000 28,122,887
Wells Fargo & Co. ,
Senior Note, 3.196% to 6/16/26, FRN thereafter, 6/17/27 .... United States 12,349,000 12,312,512
b
Senior Note, FRN, 4.442%, (SOFR + 0.78%), 1/24/28 ...... United States 39,394,000 39,505,757
b
Senior Note, FRN, 4.723%, (SOFR + 1.07%), 4/22/28 ...... United States 29,439,000 29,604,676
Senior Note, 5.707% to 4/21/27, FRN thereafter, 4/22/28 .... United States 17,462,000 17,815,014
b
Senior Note, FRN, 5.023%, (SOFR + 1.37%), 4/23/29 ...... United States 54,365,000 55,285,079
Westpac Banking Corp. ,
b
Senior Note, FRN, 4.124%, (SOFR + 0.92%), 10/20/26 ..... Australia 46,301,000 46,392,972
4,618,630,262
Building Products 0.4%
Owens Corning ,
Senior Bond, 3.4%, 8/15/26 .......................... United States 31,196,000 31,083,556
Senior Note, 5.5%, 6/15/27 .......................... United States 15,428,000 15,731,296
46,814,852
Capital Markets 8.1%
Bank of New York Mellon (The) , Senior Note , 4.587% to 4/19/26,
FRN thereafter , 4/20/27 ............................. United States 13,430,000 13,449,274
Bank of New York Mellon Corp. (The) ,
b
Senior Note, FRN, 4.36%, (SOFR Index + 0.68%), 6/09/28 .. United States 22,475,000 22,547,846
Senior Note, 4.441% to 6/08/27, FRN thereafter, 6/09/28 .... United States 13,485,000 13,588,898
b
Senior Note, FRN, 4.494%, (SOFR Index + 0.83%), 7/21/28 . United States 9,714,000 9,769,311
b
Senior Note, FRN, 4.283%, (SOFR + 0.63%), 1/22/30 ...... United States 56,335,000 56,331,050
Deutsche Bank AG ,
Senior Non-Preferred Note, 7.146% to 7/12/26, FRN thereafter,
7/13/27 ......................................... Germany 51,919,000 52,626,981
Senior Non-Preferred Note, 2.552% to 1/06/27, FRN thereafter,
1/07/28 ......................................... Germany 22,200,000 21,890,228
b
Senior Non-Preferred Note, FRN, 4.877%, (SOFR + 1.21%),
1/10/29 ......................................... Germany 39,085,000 39,365,696
Senior Non-Preferred Note, 5.373% to 1/09/28, FRN thereafter,
1/10/29 ......................................... Germany 13,120,000 13,400,801
Goldman Sachs Bank USA ,
b
Senior Note, FRN, 4.427%, (SOFR + 0.75%), 5/21/27 ...... United States 59,372,000 59,445,898
Senior Note, 5.414% to 5/20/26, FRN thereafter, 5/21/27 .... United States 21,870,000 21,965,563
Goldman Sachs Group, Inc. (The) ,
b
Senior Bond, FRN, 5.683%, (3-month SOFR + 2.012%),
10/28/27 ........................................ United States 1,029,000 1,040,155
b
Senior Note, FRN, 4.943%, ( SOFR + 1.29%), 4/23/28 ...... United States 22,575,000 22,770,526
Senior Note, 4.148% to 1/20/28, FRN thereafter, 1/21/29 .... United States 12,970,000 12,982,081
b
Senior Note, FRN, 4.374%, (SOFR + 0.71%), 1/21/29 ...... United States 25,940,000 25,951,204
b
Senior Note, FRN, 4.584%, (SOFR + 0.92%), 10/21/29 ..... United States 30,490,000 30,574,507
Intercontinental Exchange, Inc. , Senior Note , 3.95% , 12/01/28 ..
United States 11,530,000 11,542,195
Jefferies Financial Group, Inc. ,
Senior Note, 4.75%, 8/11/26 ......................... United States 51,580,000 51,580,617
Senior Note, 4.5%, 9/15/26 .......................... United States 48,535,000 48,675,809
a
Macquarie Bank Ltd. ,
Senior Note, 144A, 5.391%, 12/07/26 .................. Australia 14,358,000 14,551,088
b,c
Senior Note, 144A, FRN, 4.136%, (SOFR + 0.48%), 2/03/28 . Australia 44,005,000 44,043,031
b
Senior Note, 144A, FRN, 4.409%, (SOFR + 0.74%), 6/12/28 . Australia 36,035,000 36,239,909

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
a,b
Mizuho Markets Cayman LP ,
Senior Note, 144A, FRN, 4.16%, (SOFR + 0.5%), 5/01/26 ... Japan 27,200,000 $ 27,210,763
Senior Note, 144A, FRN, 4.189%, (SOFR + 0.52%), 10/09/26 Japan 35,215,000 35,261,666
Senior Note, 144A, FRN, 4.176%, (SOFR + 0.52%), 11/16/26 Japan 36,585,000 36,639,288
Morgan Stanley ,
Senior Bond, 3.125%, 7/27/26 ........................ United States 9,596,000 9,561,966
b
Senior Note, FRN, 4.676%, (SOFR + 1.02%), 4/13/28 ...... United States 19,140,000 19,244,258
b
Senior Note, FRN, 5.036%, (SOFR + 1.38%), 4/12/29 ...... United States 36,625,000 37,145,757
b
I, Senior Note, FRN, 4.584%, (SOFR + 0.92%), 10/18/29 .... United States 34,870,000 35,062,046
b
State Street Bank & Trust Co. , Senior Note , FRN , 4.146% , ( SOFR
+ 0.46% ), 11/25/26 ................................. United States 13,804,000 13,834,663
b
State Street Corp. ,
Senior Note, FRN, 4.529%, (SOFR + 0.845%), 8/03/26 ..... United States 19,120,000 19,169,052
Senior Note, FRN, 4.293%, (SOFR + 0.64%), 10/22/27 ..... United States 15,722,000 15,802,746
Senior Note, FRN, 4.612%, (SOFR + 0.95%), 4/24/28 ...... United States 13,530,000 13,613,144
UBS AG , Senior Note , 4.864% to 1/09/27, FRN thereafter ,
1/10/28 ......................................... Switzerland 17,235,000 17,388,309
a
UBS Group AG ,
Senior Bond, 144A, 4.282%, 1/09/28 ................... Switzerland 55,035,000 55,162,333
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 27,853,000 27,719,374
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 9,833,000 9,833,000
Senior Note, 144A, 6.327% to 12/21/26, FRN thereafter,
12/22/27 ........................................ Switzerland 18,300,000 18,663,052
Senior Note, 144A, 6.442% to 8/10/27, FRN thereafter, 8/11/28 Switzerland 26,042,000 26,942,119
1,042,586,204
Commercial Services & Supplies 0.2%
Veralto Corp. , Senior Note , 5.5% , 9/18/26 .................
United States 25,729,000 25,964,946
Consumer Finance 7.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 2.45%, 10/29/26 ........................ Ireland 37,466,000 37,050,684
Senior Note, 4.875%, 4/01/28 ........................ Ireland 34,746,000 35,314,753
Senior Note, 3%, 10/29/28 .......................... Ireland 44,898,000 43,565,989
Senior Note, 4.125%, 2/28/29 ........................ Ireland 20,035,000 19,969,593
American Express Co. ,
b
Senior Note, FRN, 4.621%, (SOFR Index + 0.97%), 7/28/27 . United States 15,063,000 15,105,270
b
Senior Note, FRN, 4.689%, ( SOFR Index + 1%), 2/16/28 .... United States 28,255,000 28,339,876
b
Senior Note, FRN, 4.592%, (SOFR + 0.93%), 7/26/28 ...... United States 18,958,000 19,055,482
b
Senior Note, FRN, 4.922%, (SOFR + 1.26%), 4/25/29 ...... United States 25,343,000 25,672,763
Senior Note, 4.351% to 7/19/28, FRN thereafter, 7/20/29 .... United States 34,727,000 34,947,025
b
American Honda Finance Corp. ,
Senior Note, FRN, 4.279%, (SOFR + 0.62%), 12/11/26 ..... United States 18,335,000 18,374,566
Senior Note, FRN, 4.401%, (SOFR + 0.73%), 8/13/27 ...... United States 26,500,000 26,627,918
Senior Note, FRN, 4.373%, (SOFR + 0.72%), 10/22/27 ..... United States 24,840,000 24,946,650
Senior Note, FRN, 4.492%, (SOFR + 0.82%), 3/03/28 ...... United States 36,865,000 36,955,309
A, Senior Note, FRN, 4.318%, (SOFR + 0.65%), 5/20/26 .... United States 31,945,000 31,989,802
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ......................... United States 23,725,000 23,682,852
Senior Note, 7.149% to 10/28/26, FRN thereafter, 10/29/27 .. United States 46,765,000 47,776,071
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 .... United States 32,804,000 33,150,974
Senior Note, 6.312% to 6/07/28, FRN thereafter, 6/08/29 .... United States 26,958,000 28,222,112
b
Caterpillar Financial Services Corp. ,
Senior Note, FRN, 4.346%, (SOFR + 0.69%), 10/16/26 ..... United States 14,073,000 14,127,628
Senior Note, FRN, 4.249%, (SOFR + 0.56%), 11/15/27 ..... United States 36,989,000 37,185,442
Senior Note, FRN, 4.26%, (SOFR + 0.58%), 11/14/28 ...... United States 34,856,000 35,018,400

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc. ,
Senior Note, 5.4%, 4/06/26 .......................... United States 21,955,000 $ 22,012,988
Senior Note, 1.5%, 6/10/26 .......................... United States 12,966,000 12,855,048
b
Senior Note, FRN, 5.042%, (SOFR Index + 1.35%), 5/08/27 . United States 1,850,000 1,862,775
b
Senior Note, FRN, 4.706%, (SOFR Index + 1.05%), 7/15/27 . United States 21,495,000 21,545,417
b
John Deere Capital Corp. ,
Senior Note, FRN, 4.269%, (SOFR + 0.6%), 6/11/27 ....... United States 41,230,000 41,425,291
Senior Note, FRN, 4.171%, (SOFR + 0.5%), 3/06/28 ....... United States 37,895,000 38,067,549
Senior Note, FRN, 4.249%, (SOFR + 0.58%), 9/11/28 ...... United States 26,565,000 26,680,177
Toyota Motor Credit Corp. ,
b
Senior Note, FRN, 4.117%, (SOFR Index + 0.45%), 4/10/26 . United States 16,141,000 16,150,649
b
Senior Note, FRN, 4.453%, ( SOFR + 0.77%), 8/07/26 ...... United States 9,386,000 9,413,907
Senior Note, 4.15% to 2/17/26, FRN thereafter, 11/18/27 .... United States 35,000,000 35,213,135
b
Senior Note, FRN, 4.392%, (SOFR + 0.72%), 9/05/28 ...... United States 44,422,000 44,742,408
b
B, Senior Note, FRN, 4.117%, (SOFR + 0.45%), 1/12/28 .... United States 17,400,000 17,425,206
904,473,709
Consumer Staples Distribution & Retail 0.6%
a
Alimentation Couche-Tard, Inc. , Senior Note , 144A, 4.148% ,
9/29/28 ......................................... Canada 30,740,000 30,783,821
Kroger Co. (The) , Senior Bond , 2.65% , 10/15/26 ............
United States 11,223,000 11,124,711
Target Corp. , Senior Note , 4.35% , 6/15/28 .................
United States 18,850,000 19,117,107
61,025,639
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
Senior Bond, 4.25%, 3/01/27 ......................... United States 37,606,000 37,722,109
Senior Note, 3.8%, 2/15/27 .......................... United States 23,776,000 23,745,236
Senior Note, 2.3%, 6/01/27 .......................... United States 23,573,000 23,098,255
84,565,600
Electric Utilities 1.0%
Duke Energy Corp. , Senior Note , 4.85% , 1/05/27 ...........
United States 23,835,000 24,063,764
a
Enel Finance International NV , Senior Note , 144A, 4.125% ,
9/30/28 ......................................... Italy 6,555,000 6,556,433
Eversource Energy , Senior Note , 4.75% , 5/15/26 ............
United States 33,260,000 33,334,138
b
Georgia Power Co. , Senior Note , FRN , 3.958% , ( SOFR Index +
0.28% ), 9/15/26 ................................... United States 13,615,000 13,618,836
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 3.55%, 5/01/27 ......................... United States 7,304,000 7,270,674
Senior Note, 4.685%, 9/01/27 ........................ United States 6,105,000 6,176,678
b
Senior Note, FRN, 4.494%, (SOFR Index + 0.8%), 2/04/28 .. United States 18,145,000 18,255,907
Senior Note, 4.85%, 2/04/28 ......................... United States 6,350,000 6,464,537
Wisconsin Electric Power Co. , Senior Note , 3.95% , 3/01/29 ....
United States 10,460,000 10,454,309
126,195,276
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. ,
Senior Note, 3.8%, 11/15/27 ......................... United States 17,405,000 17,400,995
b
Senior Note, FRN, 4.222%, (SOFR + 0.53%), 11/15/27 ..... United States 6,110,000 6,126,545
Senior Note, 4.375%, 6/12/28 ........................ United States 31,515,000 31,854,275
55,381,815

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ....................... United States 5,155,000 $ 5,174,205
Senior Bond, 5.875%, 11/15/28 ....................... United States 14,540,000 15,254,555
20,428,760
Financial Services 1.2%
a
Nationwide Building Society ,
Senior Non-Preferred Note, 144A, 6.557% to 10/17/26, FRN
thereafter, 10/18/27 ................................ United Kingdom 52,821,000 53,736,929
b
Senior Non-Preferred Note, 144A, FRN, 4.979%, (SOFR +
2.58%), 2/16/28 .................................. United Kingdom 29,615,000 29,859,656
Senior Non-Preferred Note, 144A, 4.649% to 7/13/28, FRN
thereafter, 7/14/29 ................................. United Kingdom 14,858,000 15,018,190
b
Senior Non-Preferred Note, 144A, FRN, 4.726%, (SOFR +
1.07%), 7/14/29 .................................. United Kingdom 27,025,000 27,173,871
b
PayPal Holdings, Inc. , Senior Note , FRN , 4.35% , ( SOFR +
0.67% ), 3/06/28 ................................... United States 22,690,000 22,765,505
148,554,151
Food Products 0.9%
a,b
Cargill, Inc. , Senior Note , 144A, FRN , 4.301% , ( SOFR + 0.61% ),
2/11/28 ......................................... United States 31,820,000 31,897,871
a
Mars, Inc. , Senior Note , 144A, 4.45% , 3/01/27 .............. United States 31,738,000 31,976,842
Mondelez International, Inc. , Senior Note , 4.25% , 5/06/28 .....
United States 39,570,000 39,780,582
103,655,295
Health Care Equipment & Supplies 0.0%
†
GE HealthCare Technologies, Inc. , Senior Note , 4.15% , 12/15/28
United States 6,100,000 6,119,982
Health Care Providers & Services 0.7%
CVS Health Corp. ,
Senior Bond, 2.875%, 6/01/26 ........................ United States 28,549,000 28,445,311
Senior Note, 5%, 2/20/26 ........................... United States 11,793,602 11,796,281
Senior Note, 3%, 8/15/26 ........................... United States 40,000,000 39,786,212
b
UnitedHealth Group, Inc. , Senior Note , FRN , 4.156% , ( SOFR +
0.5% ), 7/15/26 .................................... United States 18,789,000 18,820,090
98,847,894
Hotels, Restaurants & Leisure 1.3%
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 42,761,000 43,436,709
Marriott International, Inc. ,
R, Senior Bond, 3.125%, 6/15/26 ..................... United States 15,266,000 15,222,598
X, Senior Bond, 4%, 4/15/28 ......................... United States 13,174,000 13,166,971
Senior Note, 5.45%, 9/15/26 ......................... United States 2,202,000 2,219,970
Senior Note, 4.2%, 7/15/27 .......................... United States 24,299,000 24,387,796
a
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 4.25%, 7/01/26 .................... United States 25,193,000 25,185,518
Senior Note, 144A, 5.5%, 8/31/26 ..................... United States 20,568,000 20,589,973
Starbucks Corp. , Senior Note , 4.75% , 2/15/26 ..............
United States 20,161,000 20,164,883
164,374,418
Household Durables 0.2%
Lennar Corp. , Senior Note , 5.25% , 6/01/26 ................
United States 21,737,000 21,761,920

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 0.2%
Constellation Energy Generation LLC ,
Senior Note, 3.9%, 1/08/28 .......................... United States 12,400,000 $ 12,389,733
b
Senior Note, FRN, 4.259%, (SOFR + 0.6%), 1/08/28 ....... United States 13,020,000 13,045,790
25,435,523
Industrial Conglomerates 0.1%
a,b
Siemens Funding BV , Senior Note , 144A, FRN , 4.315% , ( SOFR +
0.64% ), 5/26/28 ................................... Germany 13,320,000 13,392,490
Insurance 6.8%
a
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 52,996,000 53,784,894
Arthur J Gallagher & Co. , Senior Note , 4.6% , 12/15/27 .......
United States 25,981,000 26,285,535
a
Athene Global Funding ,
Secured Note, 144A, 4.95%, 1/07/27 ................... United States 35,576,000 35,876,445
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 26,457,000 26,911,877
b
Secured Note, 144A, FRN, 4.63%, (SOFR Index + 0.95%),
3/06/28 ......................................... United States 38,701,000 38,891,699
b
Secured Note, 144A, FRN, 4.666%, (SOFR Index + 1%),
9/18/28 ......................................... United States 22,450,000 22,514,446
Senior Secured Note, 144A, 4.86%, 8/27/26 ............. United States 28,083,000 28,219,603
Brown & Brown, Inc. , Senior Note , 4.6% , 12/23/26 ...........
United States 26,610,000 26,771,878
a
CNO Global Funding ,
Secured Note, 144A, 1.75%, 10/07/26 .................. United States 49,857,000 49,107,268
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 11,296,000 11,442,495
a
Corebridge Global Funding ,
Secured Note, 144A, 5.35%, 6/24/26 ................... United States 23,645,000 23,777,905
b
Senior Secured Note, 144A, FRN, 4.953%, (SOFR + 1.3%),
9/25/26 ......................................... United States 42,912,000 43,196,244
a
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 30,700,000 30,816,262
b
Marsh & McLennan Cos., Inc. , Senior Note , FRN , 4.392% , ( SOFR
Index + 0.7% ), 11/08/27 ............................. United States 16,405,000 16,485,805
a,b
MassMutual Global Funding II , Secured Note , 144A, FRN ,
4.398% , ( SOFR + 0.74% ), 4/09/27 ..................... United States 33,620,000 33,798,656
a
Met Tower Global Funding ,
Senior Secured Note, 144A, 4%, 10/01/27 ............... United States 9,469,000 9,493,743
Senior Secured Note, 144A, 4%, 1/14/29 ................ United States 21,755,000 21,723,741
a
Metropolitan Life Global Funding I ,
b
Secured Note, 144A, FRN, 4.369%, (SOFR Index + 0.7%),
6/11/27 ......................................... United States 30,442,000 30,565,441
Secured Note, 144A, 4.15%, 8/25/28 ................... United States 17,750,000 17,840,065
b
Secured Note, 144A, FRN, 4.386%, (SOFR + 0.7%), 8/25/28 United States 37,858,000 37,964,558
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 21,220,000 21,396,310
a,b
New York Life Global Funding ,
Secured Note, 144A, FRN, 4.322%, (SOFR + 0.66%), 7/25/28 United States 26,585,000 26,721,730
Senior Secured Note, 144A, FRN, 4.321%, (SOFR + 0.67%),
4/02/27 ......................................... United States 47,790,000 47,990,453
Senior Secured Note, 144A, FRN, 4.542%, (SOFR + 0.88%),
4/25/28 ......................................... United States 22,555,000 22,767,546
a
Northwestern Mutual Global Funding ,
Secured Note, 144A, 5.07%, 3/25/27 ................... United States 14,344,000 14,536,958
b
Secured Note, 144A, FRN, 4.346%, (SOFR + 0.66%), 8/25/28 United States 26,580,000 26,655,492
a,b
Pacific Life Global Funding II , Secured Note , 144A, FRN , 4.534% ,
( SOFR + 0.85% ), 2/05/27 ............................ United States 2,634,000 2,647,009
a
Principal Life Global Funding II ,
Secured Note, 144A, 4.6%, 8/19/27 .................... United States 9,381,000 9,475,286
b
Secured Note, 144A, FRN, 4.499%, (SOFR + 0.81%), 8/18/28 United States 22,125,000 22,154,961

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
a
Protective Life Global Funding ,
b
Secured Note, 144A, FRN, 4.367%, (SOFR + 0.7%), 4/10/26 United States 28,438,000 $ 28,464,125
Secured Note, 144A, 4.992%, 1/12/27 .................. United States 14,470,000 14,640,238
Secured Note, 144A, 4.335%, 9/13/27 .................. United States 28,010,000 28,216,096
Secured Note, 144A, 4.161%, 1/15/29 .................. United States 30,500,000 30,511,047
881,645,811
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.5% , 8/15/27 ............
United States 6,865,000 6,853,470
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 18,540,000 18,589,342
Machinery 0.6%
a
Daimler Truck Finance North America LLC ,
Senior Note, 144A, 5%, 1/15/27 ...................... Germany 15,725,000 15,903,896
Senior Note, 144A, 4.3%, 8/12/27 ..................... Germany 14,575,000 14,649,900
b
Senior Note, 144A, FRN, 4.623%, (SOFR + 0.96%), 9/25/27 . Germany 24,088,000 24,190,093
b
Senior Note, 144A, FRN, 4.507%, (SOFR + 0.84%), 1/13/28 . Germany 13,552,000 13,571,083
Senior Note, 144A, 4.15%, 1/12/29 .................... Germany 8,670,000 8,670,756
76,985,728
Metals & Mining 0.2%
a,b
Glencore Funding LLC , Senior Note , 144A, FRN , 4.401% , ( SOFR
Index + 0.75% ), 10/01/26 ............................ Australia 18,325,000 18,364,249
b
Rio Tinto Finance USA plc , Senior Note , FRN , 4.518% , ( SOFR
Index + 0.84% ), 3/14/28 ............................. Australia 13,620,000 13,735,429
32,099,678
Multi-Utilities 0.8%
Ameren Corp. , Senior Note , 5.7% , 12/01/26 ...............
United States 26,006,000 26,349,666
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 11,190,000 11,334,793
DTE Energy Co. ,
Senior Note, 4.95%, 7/01/27 ......................... United States 32,598,000 33,015,016
Senior Note, 4.875%, 6/01/28 ........................ United States 11,905,000 12,111,677
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 5,710,000 5,716,544
WEC Energy Group, Inc. , Senior Note , 5.6% , 9/12/26 ........
United States 13,357,000 13,474,115
102,001,811
Office REITs 0.6%
Boston Properties LP ,
Senior Bond, 3.65%, 2/01/26 ......................... United States 47,243,000 47,243,000
Senior Bond, 2.75%, 10/01/26 ........................ United States 32,334,000 32,049,782
79,292,782
Oil, Gas & Consumable Fuels 0.9%
b
Chevron USA, Inc. ,
Senior Note, FRN, 4.145%, (SOFR Index + 0.47%), 2/26/28 . United States 18,155,000 18,232,006
Senior Note, FRN, 4.241%, (SOFR + 0.57%), 8/13/28 ...... United States 22,140,000 22,303,972
Energy Transfer LP , Senior Bond , 3.9% , 7/15/26 ............
United States 15,140,000 15,138,120
Enterprise Products Operating LLC , Senior Note , 4.3% , 6/20/28
United States 10,893,000 10,989,394
ONEOK, Inc. ,
Senior Note, 5.55%, 11/01/26 ........................ United States 31,282,000 31,611,360
Senior Note, 5.65%, 11/01/28 ........................ United States 2,243,000 2,330,066
Phillips 66 Co. , Senior Note , 3.55% , 10/01/26 ..............
United States 10,623,000 10,599,411

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC , Senior Secured Note , 5.875% ,
6/30/26 ......................................... United States 458,000 $ 458,504
111,662,833
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC ,
Senior Note, 144A, 0.95%, 5/15/26 .................... United States 7,773,000 7,710,595
Senior Note, 144A, 4.4%, 6/30/28 ..................... United States 7,815,000 7,899,898
15,610,493
Personal Care Products 0.2%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 13,389,000 13,306,389
Kenvue, Inc. , Senior Note , 5.35% , 3/22/26 .................
United States 18,000,000 18,011,920
31,318,309
Pharmaceuticals 1.0%
Eli Lilly & Co. ,
Senior Note, 4%, 10/15/28 .......................... United States 17,690,000 17,825,585
b
Senior Note, FRN, 4.186%, (SOFR + 0.53%), 10/15/28 ..... United States 44,240,000 44,555,485
b
Merck & Co., Inc. , Senior Note , FRN , 4.242% , ( SOFR + 0.57% ),
3/15/29 ......................................... United States 26,235,000 26,324,017
b
Novartis Capital Corp. , Senior Note , FRN , 4.204% , ( SOFR +
0.52% ), 11/05/28 .................................. United States 21,785,000 21,910,053
b
Pfizer, Inc. , Senior Note , FRN , 4.177% , ( SOFR + 0.5% ), 11/15/27 United States 13,175,000 13,230,798
123,845,938
Residential REITs 0.4%
Camden Property Trust , Senior Note , 5.85% , 11/03/26 ........
United States 41,027,000 41,556,056
Essex Portfolio LP , Senior Bond , 3.375% , 4/15/26 ...........
United States 10,138,000 10,124,871
51,680,927
Retail REITs 0.5%
Realty Income Corp. ,
Senior Note, 0.75%, 3/15/26 ......................... United States 24,297,000 24,209,695
Senior Note, 4.875%, 6/01/26 ........................ United States 40,050,000 40,088,264
64,297,959
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
Senior Note, 5.05%, 7/12/27 ......................... United States 8,157,000 8,304,203
Senior Note, 4.8%, 4/15/28 .......................... United States 13,762,000 14,031,787
22,335,990
Software 0.4%
Oracle Corp. ,
Senior Note, 1.65%, 3/25/26 ......................... United States 22,760,000 22,680,292
b
Senior Note, FRN, 4.455%, (SOFR + 0.76%), 8/03/28 ...... United States 27,827,000 27,375,696
Synopsys, Inc. , Senior Note , 4.55% , 4/01/27 ...............
United States 6,350,000 6,396,532
56,452,520
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond, 3.375%, 10/15/26 ....................... United States 9,406,000 9,368,754
Senior Note, 2.75%, 1/15/27 ......................... United States 10,000,000 9,892,920

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
American Tower Corp., (continued)
Senior Note, 3.65%, 3/15/27 ......................... United States 14,852,000 $ 14,801,878
b
Public Storage Operating Co. , Senior Note , FRN , 4.356% , ( SOFR
Index + 0.7% ), 4/16/27 .............................. United States 36,921,000 37,054,931
71,118,483
Specialty Retail 0.5%
Home Depot, Inc. (The) , Senior Note , 3.75% , 9/15/28 ........
United States 8,840,000 8,848,203
Lowe's Cos., Inc. ,
Senior Note, 3.95%, 10/15/27 ........................ United States 24,226,000 24,294,811
Senior Note, 4%, 10/15/28 .......................... United States 30,403,000 30,445,396
63,588,410
Tobacco 1.1%
BAT Capital Corp. , Senior Note , 3.215% , 9/06/26 ...........
United Kingdom 21,935,000 21,848,448
BAT International Finance plc , Senior Note , 1.668% , 3/25/26 ...
United Kingdom 15,263,000 15,212,578
Philip Morris International, Inc. ,
Senior Note, 4.375%, 11/01/27 ....................... United States 24,295,000 24,537,390
b
Senior Note, FRN, 4.481%, (SOFR + 0.83%), 4/28/28 ...... United States 45,700,000 45,995,895
b
Senior Note, FRN, 4.321%, (SOFR + 0.66%), 10/27/28 ..... United States 29,984,000 30,098,192
137,692,503
Trading Companies & Distributors 0.3%
Air Lease Corp. , Senior Note , 5.3% , 6/25/26 ...............
United States 36,850,000 37,023,613
Total Corporate Bonds (Cost $10,147,726,692) ................................
10,194,779,426
U.S. Government and Agency Securities 0.4%
U.S. Treasury Notes , 4.875%, 4/30/26 ....................
United States 48,372,000 48,506,436
Total U.S. Government and Agency Securities (Cost $48,360,294) ...............
48,506,436
Asset-Backed Securities 3.8%
Automobiles 0.3%
Volkswagen Auto Loan Enhanced Trust ,
2023-1, A3, 5.02%, 6/20/28 .......................... United States 3,517,649 3,538,134
2024-1, A2A, 4.65%, 11/22/27 ........................ United States 6,702,032 6,717,691
d
2025-1, A2B, FRN, 4.143%, (30-day SOFR Average + 0.44%),
1/20/28 ......................................... United States 9,086,869 9,093,584
d
2025-2, A2B, FRN, 4.073%, (30-day SOFR Average + 0.37%),
8/21/28 ......................................... United States 24,148,000 24,176,876
43,526,285
a a a a a a
Banks 0.2%
Capital One Multi-Asset Execution Trust , 2019-A3 , A3 , 2.06% ,
8/15/28 . ......................................... United States 28,683,000 28,417,570
Consumer Finance 2.4%
American Express Credit Account Master Trust , 2023-3 , A , 5.23% ,
9/15/28 . ......................................... United States 30,741,000 31,016,818
Capital One Prime Auto Receivables Trust ,
2022-1, A3, 3.17%, 4/15/27 .......................... United States 226,418 226,346
2023-1, A3, 4.87%, 2/15/28 .......................... United States 3,302,951 3,315,639
2024-1, A2A, 4.61%, 10/15/27 ........................ United States 2,627,050 2,630,158

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance (continued)
Capital One Prime Auto Receivables Trust, (continued)
d
2025-1, A2B, FRN, 4.037%, (30-day SOFR Average + 0.33%),
1/16/29 ......................................... United States 57,653,000 $ 57,688,941
GM Financial Consumer Automobile Receivables Trust ,
2023-2, A3, 4.47%, 2/16/28 .......................... United States 7,857,605 7,871,454
2024-1, A3 , 4.85%, 12/18/28 ......................... United States 8,313,092 8,368,627
d
2024-4, A2B, FRN, 4.107%, (30-day SOFR Average + 0.4%),
10/18/27 ........................................ United States 2,254,474 2,255,023
d
Harley-Davidson Motorcycle Trust , 2025-A , A2B , FRN , 4.367% ,
( 30-day SOFR Average + 0.66% ), 7/17/28 . ............... United States 12,048,439 12,067,403
Hyundai Auto Receivables Trust ,
2023-A, A3, 4.58%, 4/15/27 .......................... United States 1,944,046 1,945,290
2023-B, A3, 5.48%, 4/17/28 .......................... United States 18,341,367 18,465,371
d
2024-C, A2B, FRN, 4.107%, (30-day SOFR Average + 0.4%),
9/15/27 ......................................... United States 3,140,400 3,141,661
2025-B, A2A, 4.45%, 8/15/28 ......................... United States 2,662,128 2,670,134
d
2025-B, A2B, FRN, 4.087%, (30-day SOFR Average + 0.38%),
8/15/28 ......................................... United States 12,100,580 12,110,652
Nissan Auto Receivables Owner Trust ,
2022-B, A3, 4.46%, 5/17/27 .......................... United States 1,384,767 1,386,116
d
2025-A, A2B, FRN, 4.157%, (30-day SOFR Average + 0.45%),
2/15/28 ......................................... United States 18,632,773 18,653,769
2025-B, A2A, 4%, 7/17/28 ........................... United States 33,989,000 34,059,840
Toyota Auto Receivables Owner Trust ,
2022-C, A3, 3.76%, 4/15/27 .......................... United States 511,726 511,385
2023-B, A3, 4.71%, 2/15/28 .......................... United States 5,411,667 5,432,487
d
2024-D, A2B, FRN, 4.097%, (30-day SOFR Average + 0.39%),
8/16/27 ......................................... United States 1,658,409 1,659,123
d
2025-D, A2B, FRN, 4.027%, (30-day SOFR Average + 0.32%),
8/15/28 ......................................... United States 34,777,000 34,800,673
2026-A, A2A, 3.8%, 12/15/28 ......................... United States 25,153,000 25,170,265
World Omni Auto Receivables Trust , 2024-A , A3 , 4.86% , 3/15/29 .
United States 10,186,947 10,251,474
295,698,649
a a a a a a
Financial Services 0.9%
d
Ameriquest Mortgage Securities, Inc. ,
2004-R5, M1, FRN, 4.657%, (1-month SOFR + 0.984%),
7/25/34 ......................................... United States 16,736 16,733
2005-R9, M1, FRN, 4.492%, (1-month SOFR + 0.819%),
11/25/35 ........................................ United States 1,461,533 1,453,566
a,d
BofA Auto Trust , 2025-1A , A2B , 144A, FRN , 4.253% , ( 30-day
SOFR Average + 0.55% ), 11/22/27 . .................... United States 2,522,654 2,524,476
d
Carrington Mortgage Loan Trust , 2007-HE1 , A3 , FRN , 3.977% ,
( 1-month SOFR + 0.494% ), 6/25/37 . ................... United States 748,843 745,162
d
First Franklin Mortgage Loan Trust , 2006-FF7 , 1A , FRN , 4.067% ,
( 1-month SOFR + 0.394% ), 5/25/36 . ................... United States 280,901 280,516
d
Ford Credit Auto Owner Trust , 2025-B , A2B , FRN , 4.007% , ( 30-
day SOFR Average + 0.3% ), 6/15/28 . ................... United States 22,783,000 22,791,649
Honda Auto Receivables Owner Trust ,
2023-1, A3, 5.04%, 4/21/27 .......................... United States 1,473,250 1,476,244
2024-1, A3, 5.21%, 8/15/28 .......................... United States 5,673,265 5,722,067
2024-4, A2, 4.56%, 3/15/27 .......................... United States 2,319,616 2,321,444
2025-4, A2A, 4.04%, 6/15/28 ......................... United States 50,983,000 51,121,450
d
Long Beach Mortgage Loan Trust ,
2004-1, M1, FRN, 4.537%, (1-month SOFR + 0.864%), 2/25/34 United States 159,335 157,929

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d
Long Beach Mortgage Loan Trust, (continued)
2005-2, M5, FRN, 4.762%, (1-month SOFR + 1.089%), 4/25/35 United States 99,309 $ 99,254
d
Nationstar Home Equity Loan Trust , 2007-B , 2AV4 , FRN , 4.427% ,
( 1-month SOFR + 0.754% ), 4/25/37 . ................... United States 1,924,446 1,918,049
d
RAMP Trust , 2006-EFC2 , A4 , FRN , 4.227% , ( 1-month SOFR +
0.554% ), 12/25/36 . ................................. United States 61,671 61,573
d
RASC Trust ,
2005-KS1, M2, FRN, 4.912%, (1-month SOFR + 0.864%),
2/25/35 ......................................... United States 335,062 333,947
2006-KS3, M1, FRN, 4.282%, (1-month SOFR + 0.444%),
4/25/36 ......................................... United States 213,457 212,851
d
Soundview Home Loan Trust , 2005-OPT3 , M1 , FRN , 4.492% ,
( 1-month SOFR + 0.819% ), 11/25/35 . ................... United States 4,895 4,896
d
Structured Asset Securities Corp. Mortgage Loan Trust , 2005-
NC2 , M5 , FRN , 4.717% , ( 1-month SOFR + 1.044% ), 5/25/35 . United States 167,888 217,213
a
Toyota Auto Loan Extended Note Trust , 2021-1A , A , 144A, 1.07% ,
2/27/34 . ......................................... United States 9,021,000 9,004,601
a
USB Auto Owner Trust , 2025-1A , A2 , 144A, 4.51% , 6/15/28 . ... United States 10,612,605 10,634,509
111,098,129
a a a a a a
Total Asset-Backed Securities (Cost $477,870,474) ............................
478,740,633
Residential Mortgage-Backed Securities 1.7%
Financial Services 1.7%
a,e
Angel Oak Mortgage Trust ,
2019-5, A1, 144A, FRN, 2.593%, 10/25/49 ............... United States 162,101 160,777
2020-3, A1, 144A, FRN, 1.691%, 4/25/65 ................ United States 5,129,134 4,947,222
a,e
Arroyo Mortgage Trust ,
2019-2, A1, 144A, FRN, 3.347%, 4/25/49 ................ United States 1,685,342 1,651,373
2019-3, A1, 144A, FRN, 2.962%, 10/25/48 ............... United States 2,540,419 2,451,507
a
BRAVO Residential Funding Trust ,
e
2020-NQM1, A1, 144A, FRN, 1.449%, 5/25/60 ............ United States 1,027,058 1,011,435
e
2021-NQM1, A1, 144A, FRN, 0.941%, 2/25/49 ............ United States 1,776,010 1,647,375
e
2021-NQM2, A1, 144A, FRN, 0.97%, 3/25/60 ............. United States 983,015 968,055
2023-NQM4, A1, 144A, 6.435%, 5/25/63 ................ United States 9,250,995 9,288,224
2024-NQM5, A1, 144A, 5.803%, 6/25/64 ................ United States 7,335,957 7,432,039
a,e
COLT Funding LLC , 2021-3R , A1 , 144A, FRN , 1.051% , 12/25/64 United States 1,303,570 1,217,497
a
CSMC Trust ,
2019-NQM1, A1, 144A, 3.656%, 10/25/59 ............... United States 763,816 759,527
e
2020-AFC1, A1, 144A, FRN, 3.24%, 2/25/50 ............. United States 5,005,226 4,830,997
a
Ellington Financial Mortgage Trust ,
e
2019-2, A1, 144A, FRN, 2.739%, 11/25/59 ............... United States 1,080,825 1,055,660
e
2020-2, A1, 144A, FRN, 1.178%, 10/25/65 ............... United States 692,769 661,341
2024-INV1, A1A, 144A, 6.557%, 3/25/69 ................ United States 2,509,824 2,554,367
a,d
FHLMC STACR REMIC Trust , 2025-DNA3 , A1 , 144A, FRN ,
4.647% , ( 30-day SOFR Average + 0.95% ), 9/25/45 ........ United States 11,998,600 12,019,959
a,d
FNMA Connecticut Avenue Securities Trust , 2025-R04 , 1A1 ,
144A, FRN , 4.697% , ( 30-day SOFR Average + 1% ), 5/25/45 . United States 2,128,868 2,131,881
a,e
Galton Funding Mortgage Trust , 2019-2 , A22 , 144A, FRN , 3.5% ,
6/25/59 ......................................... United States 1,376,791 1,265,515
a,e
GCAT Trust , 2019-NQM3 , A1 , 144A, FRN , 3.686% , 11/25/59 ... United States 877,197 865,804
a,e
GS Mortgage-Backed Securities Trust , 2020-NQM1 , A1 , 144A,
FRN , 1.382% , 9/27/60 .............................. United States 672,453 644,551
a
Imperial Fund Mortgage Trust ,
2022-NQM2, A1, 144A, 3.638%, 3/25/67 ................ United States 6,253,606 6,043,037
2023-NQM1, A1, 144A, 5.941%, 2/25/68 ................ United States 7,412,024 7,394,180

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,e
MFA Trust ,
2020-NQM1, A1, 144A, FRN, 2.479%, 3/25/65 ............ United States 470,333 $ 460,193
2021-NQM1, A1, 144A, FRN, 1.153%, 4/25/65 ............ United States 3,018,587 2,852,992
a
New Residential Mortgage Loan Trust ,
d
2018-4A, A1S, 144A, FRN, 4.537%, (1-month SOFR + 0.864%),
1/25/48 ......................................... United States 1,946,771 1,920,956
e
2019-NQM4, A1, 144A, FRN, 2.492%, 9/25/59 ............ United States 1,061,765 1,027,694
e
2020-NQM1, A1, 144A, FRN, 2.464%, 1/26/60 ............ United States 820,088 777,746
a
OBX Trust ,
e
2020-EXP2, A8, 144A, FRN, 3%, 5/25/60 ................ United States 803,348 717,499
d
2020-EXP3, 2A1, 144A, FRN, 4.687%, (1-month SOFR +
1.014%), 1/25/60 .................................. United States 150,742 150,718
a,e
SG Residential Mortgage Trust , 2022-1 , A1 , 144A, FRN , 3.166% ,
3/27/62 ......................................... United States 2,230,205 2,120,255
a,e
STAR Trust , 2021-1 , A1 , 144A, FRN , 1.219% , 5/25/65 ........ United States 2,630,976 2,491,314
a,e
Starwood Mortgage Residential Trust ,
2021-4, A1, 144A, FRN, 1.162%, 8/25/56 ................ United States 5,948,177 5,381,442
2022-2, A1, 144A, FRN, 3.169%, 2/25/67 ................ United States 5,931,917 5,747,800
a,d
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 37,853,000 38,315,071
2025-3, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 37,820,000 37,949,114
2025-7, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 41,468,000 41,570,343
a
Towd Point Mortgage Trust ,
e
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................... United States 509,195 506,769
d
2019-HY1, A1, 144A, FRN, 4.787%, (1-month SOFR + 1.114%),
10/25/48 ........................................ United States 1,766,287 1,772,057
d
2019-HY2, A1, 144A, FRN, 4.787%, (1-month SOFR + 1.114%),
5/25/58 ......................................... United States 251,035 257,049
e
2022-SJ1, A1B, 144A, FRN, 3.612%, 3/25/62 ............. United States 2,158,250 2,127,006
217,148,341
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $219,086,522) ..............
217,148,341
Agency Commercial Mortgage-Backed Securities 0.0%
†
Financial Services 0.0%
†
FHLMC ,
3316, CD, 5.5%, 5/15/37 ............................ United States 15,653 16,308
3539, PM, 4.5%, 5/15/37 ............................ United States 3,571 3,428
3611, Strip, 7/15/34 ................................ United States 11,014 9,880
3724, CM, 5.5%, 6/15/37 ............................ United States 39,853 41,997
FNMA ,
d
2005-63, FC, FRN, 4.062%, (30-day SOFR Average + 0.364%),
10/25/31 ........................................ United States 124,673 123,931
d
2006-74, FL, FRN, 4.162%, ( 30-day SOFR Average + 0.464%),
8/25/36 ......................................... United States 50,298 49,959
2010-81, AP, 2.5%, 7/25/40 .......................... United States 8,405 8,121
d
2010-90, GF, FRN, 4.312%, (30-day SOFR Average + 0.614%),
8/25/40 ......................................... United States 136,188 135,715
2011-60, PA, 4%, 10/25/39 ........................... United States 2,861 2,708

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA , 2009-32 , AB , 4% , 5/16/39 .......................
United States 2,776 $ 2,759
394,806
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $399,964) .........
394,806
Total Long Term Investments (Cost $10,893,443,946) ..........................
10,939,569,642
a
Short Term Investments 13.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 0.9%
Intesa Sanpaolo SpA ,
4.4%, 8/19/26 ...................................... Italy 44,205,000 44,272,921
4.06%, 10/09/26 .................................... Italy 23,500,000 23,495,037
4.05%, 1/14/27 ..................................... Italy 46,645,000 46,656,376
114,424,334
Total Certificates of Deposit (Cost $114,350,000) ..............................
114,424,334
a a a
Commercial Papers 12.3%
a,f
AES Corp. (The) , 144A, 5.92% , 2/02/26 .................. United States 55,330,000 55,311,802
a,f
Agree LP , 144A, 4.84% , 2/05/26 ........................ United States 40,650,000 40,622,667
a,f
Air Lease Corp. ,
144A, 5.99%, 2/02/26 ................................ United States 25,170,000 25,161,628
144A, 8.154%, 2/17/26 ............................... United States 17,455,000 17,419,411
42,581,039
a,f
Alimentation Couche-Tard, Inc. , 144A, 5.77% , 2/02/26 ........ Canada 23,100,000 23,092,594
a,f
Arrow Electronics, Inc. ,
144A, 4.98%, 2/04/26 ................................ United States 33,115,000 33,096,701
144A, 4.66%, 2/06/26 ................................ United States 33,240,000 33,214,212
66,310,913
a,f
AutoNation, Inc. , 144A, 6.03% , 2/02/26 ................... United States 71,400,000 71,376,081
a,f
AvalonBay Communities, Inc. ,
144A, 5.67%, 2/02/26 ................................ United States 35,015,000 35,003,977
144A, 4.19%, 2/10/26 ................................ United States 29,130,000 29,096,116
144A, 4.13%, 2/12/26 ................................ United States 15,820,000 15,798,232
79,898,325
a,f
Bayer Corp. ,
144A, 3.89%, 7/20/26 ................................ United States 53,930,000 52,956,051
144A, 3.89%, 12/09/26 ............................... United States 25,140,000 24,319,136
77,275,187
a,f
Boston Properties LP ,
144A, 4.23%, 2/11/26 ................................ United States 8,930,000 8,918,484
144A, 4.1%, 2/19/26 ................................. United States 17,545,000 17,507,156
144A, 4.03%, 3/04/26 ................................ United States 22,745,000 22,663,875
49,089,515
a,f
Bunge Ltd. Finance Corp. ,
144A, 5.06%, 2/03/26 ................................ United States 29,185,000 29,172,704

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
a,f
Bunge Ltd. Finance Corp., (continued)
144A, 4.24%, 2/09/26 ................................ United States 41,895,000 $ 41,850,642
71,023,346
a,f
Conagra Brands, Inc. , 144A, 5.89% , 2/02/26 ............... United States 70,615,000 70,591,888
a,f
Enbridge US, Inc. , 144A, 5.64% , 2/02/26 .................. United States 21,080,000 21,073,398
a,f
Enel Finance America LLC , 144A, 3.91% , 4/27/26 ........... Italy 14,305,000 14,172,630
a,f
Energy Transfer LP , 144A, 5.72% , 2/02/26 ................. United States 23,485,000 23,477,546
a,f
ERAC USA Finance LLC ,
144A, 4.13%, 2/17/26 ................................ United States 42,525,000 42,442,225
144A, 4.13%, 2/18/26 ................................ United States 28,440,000 28,381,456
70,823,681
a,f
Extra Space Storage LP ,
144A, 5.02%, 2/03/26 ................................ United States 16,690,000 16,683,025
144A, 4.18%, 2/10/26 ................................ United States 29,515,000 29,480,769
144A, 4.02%, 2/26/26 ................................ United States 20,725,000 20,664,976
144A, 3.97%, 3/12/26 ................................ United States 21,440,000 21,345,771
88,174,541
a,f
General Motors Financial Co., Inc. ,
144A, 5.65%, 2/02/26 ................................ United States 11,770,000 11,766,304
144A, 4.54%, 2/05/26 ................................ United States 2,000,000 1,998,741
144A, 4.01%, 3/06/26 ................................ United States 9,045,000 9,010,836
144A, 4.04%, 5/05/26 ................................ United States 7,925,000 7,842,323
144A, 4.12%, 6/03/26 ................................ United States 21,950,000 21,645,512
144A, 4.09%, 7/17/26 ................................ United States 9,020,000 8,852,217
61,115,933
a,f
Intercontinental Exchange, Inc. ,
144A, 4.59%, 2/05/26 ................................ United States 20,000,000 19,987,270
144A, 4.31%, 2/09/26 ................................ United States 27,825,000 27,795,036
144A, 4.12%, 2/13/26 ................................ United States 25,650,000 25,611,910
73,394,216
a,f
Jackson National Life Short Term Funding LLC , 144A, 3.99% ,
2/13/26 ........................................... United States 13,690,000 13,670,328
a,b
Macquarie Bank Ltd. ,
144A, 4.01%, 5/14/26 ................................ Australia 15,730,000 15,741,448
144A, 3.99%, 5/20/26 ................................ Australia 13,267,000 13,275,592
29,017,040
f
Macquarie Group Ltd. ,
3.97%, 3/19/26 ..................................... Australia 9,745,000 9,694,794
3.95%, 4/06/26 ..................................... Australia 18,005,000 17,877,618
27,572,412
a,f
Mid-America Apartments LP ,
144A, 5.05%, 2/03/26 ................................ United States 15,205,000 15,198,609
144A, 4.03%, 2/19/26 ................................ United States 20,520,000 20,476,422
35,675,031
a,f
ONEOK, Inc. , 144A, 4.23% , 2/09/26 ..................... United States 22,590,000 22,566,129
a,f
Ovintiv, Inc. , 144A, 4.38% , 2/20/26 ...................... United States 3,575,000 3,566,318
f
Penske Truck Leasing Co. LP ,
4.16%, 2/19/26 ..................................... United States 20,000,000 19,956,194

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 41 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
f
Penske Truck Leasing Co. LP, (continued)
4.15%, 2/20/26 ..................................... United States 23,550,000 $ 23,495,814
4.13%, 3/24/26 ..................................... United States 16,720,000 16,620,874
60,072,882
a,f
Phillips 66 , 144A, 4.17% , 2/12/26 ....................... United States 19,425,000 19,398,061
a,f
Plains All American Pipeline LP ,
144A, 4.4%, 2/06/26 ................................. United States 36,700,000 36,673,095
144A, 4.21%, 2/09/26 ................................ United States 29,570,000 29,538,937
144A, 4.17%, 2/10/26 ................................ United States 29,680,000 29,645,669
95,857,701
a,b
Sumitomo Mitsui Banking Corp. , 144A, 4.05% , 12/11/26 ...... Japan 35,650,000 35,652,872
a,f
Sumitomo Mitsui Trust Bank Ltd. , 144A, 3.84% , 3/09/26 ...... Japan 38,420,000 38,269,117
a,f
Targa Resources Corp. ,
144A, 5.77%, 2/02/26 ................................ United States 58,490,000 58,471,242
144A, 4.51%, 2/06/26 ................................ United States 32,330,000 32,305,733
144A, 4.21%, 2/11/26 ................................ United States 22,340,000 22,311,295
144A, 4.18%, 2/12/26 ................................ United States 12,530,000 12,512,565
125,600,835
a,f
UDR, Inc. ,
144A, 5.02%, 2/03/26 ................................ United States 20,170,000 20,161,571
144A, 4.14%, 2/11/26 ................................ United States 20,000,000 19,974,736
40,136,307
Total Commercial Papers (Cost $1,546,533,055) ...............................
1,546,460,335
Shares
Management Investment Companies 0.0%
†
g,h
Putnam Short Term Investment Fund, Class P, 3.863% ....... United States 14,687 14,687
Total Management Investment Companies (Cost $14,687) ......................
14,687
Principal
Amount
*
Repurchase Agreements 0.2%
i
Tri-party repurchase agreement, 3.85%, 2/02/26 (Maturity Value
$25,008,021)
RBC Capital Markets LLC (perpetual maturity)
Collateralized by Corporate Bonds, 1.75% - 6.75%, 3/3/28 -
3/15/55, and Commercial Paper, 3.65%, 4/29/26 (valued at
$26,258,422) ..................................... 25,000,000 25,000,000
Total Repurchase Agreements (Cost $25,000,000) .............................
25,000,000
Total Short Term Investments (Cost $1,685,897,742 ) ...........................
1,685,899,356
a
Total Investments (Cost $12,579,341,688) 100.3% .............................
$12,625,468,998
Other Assets, less Liabilities (0.3)% .........................................
(38,139,836)
Net Assets 100.0% .........................................................
$12,587,329,162
a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $5,371,265,135, representing 42.7% of net assets.
b
The coupon rate shown represents the rate at period end.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
The rate shown represents the yield at period end.
g
See Note 3(g) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(b) regarding repurchase agreement.

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Ultra
Short Duration
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $12,554,327,001
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 14,687
Cost - Unaffiliated repurchase agreements ...................................................... 25,000,000
Value - Unaffiliated issuers .................................................................. $12,600,454,311
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 14,687
Value - Unaffiliated repurchase agreements ...................................................... 25,000,000
Cash .................................................................................... 2,089,578
Receivables:
Capital shares sold ........................................................................ 32,338,250
Dividends and interest ..................................................................... 89,681,439
Prepaid expenses .......................................................................... 596,409
Total assets .......................................................................... 12,750,174,674
Liabilities:
Payables:
Investment securities purchased .............................................................. 93,124,282
Capital shares redeemed ................................................................... 63,063,832
Management fees ......................................................................... 2,176,248
Administrative fees ........................................................................ 30,375
Distribution fees .......................................................................... 319,846
Transfer agent fees ........................................................................ 1,264,789
Trustees' fees and expenses ................................................................. 451,523
Distributions to shareholders ................................................................. 1,829,184
Accrued expenses and other liabilities ........................................................... 585,433
Total liabilities ......................................................................... 162,845,512
Net assets, at value ................................................................. $12,587,329,162
Net assets consist of:
Paid-in capital ............................................................................. $12,562,167,427
Total distributable earnings (losses) ............................................................. 25,161,735
Net assets, at value ................................................................. $12,587,329,162

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Ultra
Short Duration
Income Fund
Class A:
Net assets, at value ....................................................................... $3,661,030,283
Shares outstanding ........................................................................ 360,928,020
Net asset value per share
a ,b
.................................................................. $10.14
Class C:
Net assets, at value ....................................................................... $17,601,637
Shares outstanding ........................................................................ 1,737,171
Net asset value and maximum offering price per share
a ,b
............................................ $10.13
Class N:
Net assets, at value ....................................................................... $15,603,624
Shares outstanding ........................................................................ 1,540,049
Net asset value and maximum offering price per share
b
............................................. $10.13
Maximum offering price per share (net asset value per share ÷ 98 .00% )
b
................................ $10.34
Class R:
Net assets, at value ....................................................................... $3,919,938
Shares outstanding ........................................................................ 387,059
Net asset value and maximum offering price per share
b
............................................. $10.13
Class R6:
Net assets, at value ....................................................................... $2,279,089,565
Shares outstanding ........................................................................ 224,411,884
Net asset value and maximum offering price per share
b
............................................. $10.16
Class Y:
Net assets, at value ....................................................................... $6,610,084,115
Shares outstanding ........................................................................ 650,980,583
Net asset value and maximum offering price per share
b
............................................. $10.15
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Ultra
Short Duration
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $45,458
Non-controlled affiliates (Note 3 g ) ............................................................. 169,592
Interest:
Unaffiliated issuers ........................................................................ 284,056,876
Total investment income ................................................................... 284,271,926
Expenses:
Management fees (Note 3 a ) ................................................................... 13,642,566
Administrative fees (Note 3 b ) .................................................................. 146,641
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,745,838
    Class C ................................................................................ 39,348
    Class N ................................................................................ 15,428
    Class R ................................................................................ 10,689
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,220,387
    Class C ................................................................................ 5,484
    Class N ................................................................................ 4,535
    Class R ................................................................................ 1,494
    Class R6 ............................................................................... 461,955
    Class Y ................................................................................ 2,343,555
Custodian fee s ............................................................................. 26,228
Reports to shareholders fees .................................................................. 120,271
Registration and filing fees .................................................................... 274,572
Professional fees ........................................................................... 435,586
Trustees' fees and expenses (Note 3 f ) ........................................................... 227,491
Other .................................................................................... 126,959
Total expenses ......................................................................... 20,849,027
Expense reductions (Note 4 ) ............................................................... (23,286)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (509,881)
Net expenses ......................................................................... 20,315,860
Net investment income ................................................................ 263,956,066
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,215,853
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 17,512,943
Net realized and unrealized gain (loss) ............................................................ 19,728,796
Net increase (decrease) in net assets resulting from operations .......................................... $283,684,862

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Ultra Short Duration Income Fund
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $263,956,066 $485,674,672
Net realized gain (loss) ................................................. 2,215,853 8,554,428
Net change in unrealized appreciation (depreciation) ........................... 17,512,943 7,099,214
Net increase (decrease) in net assets resulting from operations ................ 283,684,862 501,328,314
Distributions to shareholders:
Class A ............................................................. (75,922,585) (150,196,941)
Class C ............................................................. (310,356) (527,956)
Class N ............................................................. (257,489) (327,759)
Class R ............................................................. (84,392) (161,842)
Class R6 ............................................................ (41,025,708) (27,582,211)
Class Y ............................................................. (148,973,785) (307,421,257)
Total distributions to shareholders .......................................... (266,574,315) (486,217,966)
Capital share transactions: (Note 2 )
Class A ............................................................. 326,656,509 407,570,037
Class C ............................................................. 3,908,193 2,178,224
Class N ............................................................. 7,326,121 (667,895)
Class R ............................................................. 109,584 417,550
Class R6 ............................................................ 1,248,680,997 541,813,497
Class Y ............................................................. 47,205,673 329,462,996
Total capital share transactions ............................................ 1,633,887,077 1,280,774,409
Net increase (decrease) in net assets ................................... 1,650,997,624 1,295,884,757
Net assets:
Beginning of period ..................................................... 10,936,331,538 9,640,446,781
End of period .......................................................... $12,587,329,162 $10,936,331,538

Putnam Funds Trust
Notes to Financial Statements (unaudited)
Putnam Ultra Short Duration Income Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Ultra Short Duration Income Fund (Fund) is included in this
report. The Fund offers six classes of shares: Class A, Class
C, Class N, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Ultra Short Duration Income Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on January 30, 2026.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
e. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Ultra Short Duration Income Fund
(continued)
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from net realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Ultra Short Duration Income Fund
(continued)
2. Shares of Beneficial Interest
At January 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
January 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 102,213,931 $1,036,606,827 169,221,123 $1,712,881,390
Shares issued in reinvestment of distributions .......... 7,431,710 75,357,542 14,646,367 148,291,399
Shares redeemed ............................... (77,435,557) (785,307,860) (143,618,484) (1,453,602,752)
Net increase (decrease) .......................... 32,210,084 $326,656,509 40,249,006 $407,570,037
Class C Shares:
Shares sold ................................... 871,546 $8,829,063 802,791 $8,116,065
Shares issued in reinvestment of distributions .......... 30,644 310,356 51,779 523,700
Shares redeemed
a
.............................. (516,413) (5,231,226) (639,101) (6,461,541)
Net increase (decrease) .......................... 385,777 $3,908,193 215,469 $2,178,224
Class N Shares:
Shares sold ................................... 735,295 $7,450,243 507,591 $5,130,947
Shares issued in reinvestment of distributions .......... 25,577 257,489 32,472 328,452
Shares redeemed ............................... (37,671) (381,611) (605,954) (6,127,294)
Net increase (decrease) .......................... 723,201 $7,326,121 (65,891) $(667,895)
Class R Shares:
Shares sold ................................... 109,635 $1,110,916 203,922 $2,059,391
Shares issued in reinvestment of distributions .......... 8,368 84,392 16,013 161,842
Shares redeemed ............................... (107,205) (1,085,724) (178,487) (1,803,683)
Net increase (decrease) .......................... 10,798 $109,584 41,448 $417,550
Class R6 Shares:
Shares sold ................................... 170,329,159 $1,729,362,684 79,819,988 $808,165,223
Shares issued in reinvestment of distributions .......... 3,689,620 37,461,837 1,793,333 18,178,857
Shares redeemed ............................... (51,031,498) (518,143,524) (28,066,877) (284,530,583)
Net increase (decrease) .......................... 122,987,281 $1,248,680,997 53,546,444 $541,813,497
Class Y Shares:
Shares sold ................................... 170,708,676 $1,733,002,478 376,810,817 $3,817,782,649
Shares issued in reinvestment of distributions .......... 13,186,608 133,844,070 26,934,189 272,972,817
Shares redeemed ............................... (179,247,439) (1,819,640,875) (371,239,903) (3,761,292,470)
Net increase (decrease) .......................... 4,647,845 $47,205,673 32,505,103 $329,462,996
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Putnam Ultra Short Duration Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended January 31, 2026, the annualized gross effective investment management fee rate was 0.226% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.440% of the first $5 billion,
0.390% of the next $5 billion,
0.340% of the next $10 billion,
0.290% of the next $10 billion,
0.240% of the next $50 billion,
0.220% of the next $50 billion,
0.210% of the next $100 billion and
0.205% of any excess thereafter.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Ultra Short Duration Income Fund
(continued)
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R, Class N and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
Maximum % Approved %
Class A ................................................................... 0.35% 0.10%
Class C ................................................................... 1.00% 0.50%
Class N ................................................................... 0.25% 0.25%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $50
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Ultra Short Duration Income Fund
(continued)
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended January 31, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through November 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through
November 30, 2026, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.24% of the Fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended January 31, 2026, the fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Ultra Short Duration Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $3,928 $705,385,336 $(705,374,577) $— $— $14,687 14,687 $169,592
Total Affiliated Securities ... $3,928 $705,385,336 $(705,374,577) $— $— $14,687 $169,592
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Ultra Short Duration Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2025, the capital loss carryforwards were as follows:
At January 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2026, aggregated
$3,859,453,651 and $2,260,094,737, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2026, the Fund did not use the Global Credit Facility.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 12,790,008
Long term ................................................................................ 7,419,191
Total capital loss carryforwards ............................................................... $20,209,199
Cost of investments .......................................................................... $12,579,341,688
Unrealized appreciation ........................................................................ $51,465,716
Unrealized depreciation ........................................................................ (5,338,406)
Net unrealized appreciation (depreciation) .......................................................... $46,127,310

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Ultra Short Duration Income Fund
(continued)
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Ultra Short Duration Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 10,194,779,426 $ — $ 10,194,779,426
U.S. Government and Agency Securities ....... — 48,506,436 — 48,506,436
Asset-Backed Securities ................... — 478,740,633 — 478,740,633
Residential Mortgage-Backed Securities ....... — 217,148,341 — 217,148,341
Agency Commercial Mortgage-Backed Securities — 394,806 — 394,806
Short Term Investments ................... 14,687 1,685,884,669 — 1,685,899,356
Total Investments in Securities ........... $14,687 $12,625,454,311 $— $12,625,468,998
a
For detailed categories, see the accompanying Schedule of Investments.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Ultra Short Duration Income Fund
(continued)
Abbreviations
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk

Putnam Funds Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

39200-SFSOI 03/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	March 26, 2026